Cash, Cash Equivalents and Restricted Cash - Schedule of Standby Letters of Credits (“SLCs”) (Details) - Standby Letter of Credit [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Standby Letters of Credits ("SLCs") [Line Items]
Draw Amount (In thousands of USD)	$ 9,883	$ 9,144
Range of expiration dates	July 2025 to April 2026	July 2025 to August 2025